OTHER EXPENSE, NET - Schedule of Other Expense (Income), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Litigation and other matters	$ 356	$ 422	$ 1,401
Acquired in-process research and development costs	8	32	41
Net gain on sales of assets	(2)	(1)	(31)
Acquisition-related contingent consideration	11	48	20
Other, net	0	1	(5)
Other expense, net	$ 373	$ 502	$ 1,426